Cover Page	Mar. 17, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 17, 2021
Entity File Number	1-8841
Entity Registrant Name	NEXTERA ENERGY, INC.
Entity Tax Identification Number	59-2449419
Entity Address, Address Line One	700 Universe Boulevard
Entity Address, City or Town	Juno Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	561
Local Phone Number	694-4000
Entity Incorporation, State or Country Code	FL
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000753308
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	NEE
Security Exchange Name	NYSE
Corporate Units 4.872% [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.872% Corporate Units
Trading Symbol	NEE.PRO
Security Exchange Name	NYSE
Corporate Units 5.279% [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.279% Corporate Units
Trading Symbol	NEE.PRP
Security Exchange Name	NYSE
Corporate Units 6.219% [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.219% Corporate Units
Trading Symbol	NEE.PRQ
Security Exchange Name	NYSE